UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices)  (Zip code)

Paracorp Inc.

2140 South Dupont Hwy., Camden, DE 19934

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1.	Report to Stockholders.

(a)

Matisse Discounted Bond CEF Strategy Tailored Shareholder Report

Matisse Discounted Bond CEF Strategy

Ticker: MDFIX

Semi-Annual Shareholder Report September 30, 2024

This semi-annual shareholder report contains important information about Matisse Discounted Bond CEF Strategy for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://fundinfopages.com/MDFIX. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MDFIX	$54	1.03%

Key Fund Statistics
(as of September 30, 2024)

Net Assets	$70,607,481
Number of Holdings	47
Annual Portfolio Turnover	31.49%

What did the Fund invest in?

(as of September 30, 2024)

Sector Breakdown (% of net assets)

Top Ten Holdings	(% of net assets)
PIMCO California Municipal Income Fund II	2.9%
Putnam Municipal Opportunities Trust	2.9%
Western Asset Inflation-Linked Opportunities & Income Fund	2.9%
BNY Mellon Municipal Bond Infrastructure Fund Inc	2.8%
PIMCO New York Municipal Income Fund II	2.8%
PIMCO New York Municipal Income Fund	2.7%
abrdn National Municipal Income Fund	2.7%
Morgan Stanley Emerging Markets Domestic Debt Fund Inc	2.6%
BNY Mellon Strategic Municipals Inc	2.5%
RiverNorth/DoubleLine Strategic Opportunity Fund Inc	2.5%

Changes in and Disagreements with Accountants

In January 2024, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm for the Fund and in March 2024, Tait, Weller & Baker, LLP (“Tait Weller”) was appointed. During the fiscal year ended March 31, 2023 and for the interim period ended January 30, 2024, there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of Cohen, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://fundinfopages.com/MDFIX.

Matisse Discounted Closed-End Fund Strategy Tailored Shareholder Report

Matisse Discounted Closed-End Fund Strategy

Ticker: MDCEX

Semi-Annual Shareholder Report September 30, 2024

This semi-annual shareholder report contains important information about Matisse Discounted Closed-End Fund Strategy for the period April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://fundinfopages.com/MDCEX. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MDCEX	$79	1.55%

Key Fund Statistics
(as of September 30, 2024)

Net Assets	$48,132,939
Number of Holdings	39
Annual Portfolio Turnover	7.21%

What did the Fund invest in?

(as of September 30, 2024)

Sector Breakdown (% of net assets)

Top Ten Holdings	(% of net assets)
Pershing Square Holdings Ltd/Fund	6.9%
Tetragon Financial Group Ltd	6.8%
Destra Multi-Alternative Fund	4.8%
NexPoint Diversified Real Estate Trust	4.2%
Taiwan Fund Inc/The	4.1%
Tortoise Energy Infrastructure Corp	4.1%
Morgan Stanley China A Share Fund Inc	3.9%
Central Securities Corp	3.8%
Tortoise Sustainable and Social Impact Term Fund	3.8%
Highland Global Allocation Fund/CEF	3.6%

Changes in and Disagreements with Accountants

In January 2024, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm for the Fund and in March 2024, Tait, Weller & Baker, LLP (“Tait Weller”) was appointed. During the fiscal year ended March 31, 2023 and for the interim period ended January 30, 2024, there were no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of Cohen, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://fundinfopages.com/MDCEX.

(b) Not applicable.

ITEM 2.	Code of Ethics.

Not applicable.

ITEM 3.	Audit Committee Financial Expert.

Not applicable.

ITEM 4.	Principal Fees and Services.

Not applicable.

ITEM 5.	Audit Committee of Listed Registrants.

Not applicable.

ITEM 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Matisse Discounted Closed-End Fund Strategy

Matisse Discounted Bond CEF Strategy

Semi -Annual Financial Statements

For the semi-annual period ended September 30, 2024

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Matisse Funds (the “Funds”). The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

The Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Funds, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Funds and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, and charges and expenses of each Fund carefully before investing. The prospectus contain this and other information about the Funds. A copy of the prospectus is available at https://docs.nottinghamco.com/Matisse or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments (unaudited)

As of September 30, 2024

	Shares	Value

Closed-End Funds - 96.36%
Allspring Global Dividend Opportunity Fund	20,711	$103,762
BlackRock Innovation and Growth Term Trust	164,861	1,244,701
BNY Mellon Municipal Bond Infrastructure Fund Inc	82,000	915,120
Brookfield Real Assets Income Fund Inc	115,000	1,575,500
Central and Eastern Europe Fund Inc	33,995	364,426
Central Securities Corp	40,000	1,833,600
Clough Global Dividend and Income Fund	270,880	1,595,483
Clough Global Equity Fund	53,450	370,900
Clough Global Opportunities Fund	313,202	1,706,951
Destra Multi-Alternative Fund (a)	268,000	2,323,560
Dividend and Income Fund	130,000	1,697,800
Eagle Capital Growth Fund Inc	33,169	327,869
Ellsworth Growth and Income Fund Ltd	12,020	108,060
European Equity Fund Inc/The	21,711	203,649
Gabelli Healthcare & WellnessRx Trust/The	78,052	854,669
General American Investors Co Inc	5,300	284,133
Herzfeld Caribbean Basin Fund Inc/The	584,598	1,321,191
Highland Global Allocation Fund/CEF	222,300	1,747,278
Highland Opportunities and Income Fund	280,000	1,716,400
Japan Smaller Capitalization Fund Inc	128,808	1,065,242
Mexico Equity and Income Fund Inc/The	132,000	1,210,440
Mexico Fund Inc/The	110,000	1,659,900
Morgan Stanley China A Share Fund Inc	140,000	1,895,600
Morgan Stanley India Investment Fund Inc	7,700	231,616
Neuberger Berman Next Generation Connectivity Fund Inc	129,790	1,665,206
New Germany Fund Inc/The	30,961	276,482
NexPoint Diversified Real Estate Trust	321,660	2,010,375
Pershing Square Holdings Ltd/Fund	70,000	3,307,500
PIMCO California Municipal Income Fund II	7,523	47,245
SRH Total Return Fund Inc	110,000	1,738,000
Taiwan Fund Inc/The/MD	45,000	1,976,850
Templeton Dragon Fund Inc	3,539	32,417
Tetragon Financial Group Ltd	319,771	3,261,664
Third Point Investors Ltd (a)	70,000	1,610,000
Tortoise Energy Infrastructure Corp	50,000	1,962,500
Tortoise Midstream Energy Fund Inc	3,882	184,512
Tortoise Pipeline & Energy Fund Inc	2,894	122,127
Tortoise Sustainable and Social Impact Term Fund	140,000	1,827,000
Total Closed-End Funds (Cost $44,705,212)		46,379,728

Short-Term Investment - 3.73%
Fidelity Treasury Portfolio, 4.83%(b) (Cost $1,796,008)		1,796,008

Investments, at Value (Cost $46,501,220) - 100.09%		48,175,736
Liabilities in Excess of Other Assets - (0.09)%		(42,797)
Net Assets - 100.00%		48,132,939

(a)	Non-income producing investment
(b)	Represents 7-day effective yield as of September 30, 2024
(c)	Each underlying fund’s shareholder report and registration statement are available free of charge on the SEC’s website at https://www.sec.gov.

Matisse Discounted Bond CEF Strategy

Schedule of Investments (unaudited)

As of September 30, 2024

	Shares	Value
Closed-End Funds - 67.48%
abrdn Income Credit Strategies Fund	43,380	$287,175
abrdn National Municipal Income Fund	170,000	1,898,900
BlackRock Municipal 2030 Target Term Trust	49,697	1,074,449
BlackRock MuniHoldings California Quality Fund Inc	78,600	905,472
BlackRock MuniHoldings New Jersey Quality Fund Inc	100,700	1,221,491
BlackRock MuniHoldings New York Quality Fund Inc	8,037	89,693
BlackRock MuniYield Michigan Quality Fund Inc	110,749	1,330,095
BlackRock New York Municipal Income Trust	69,921	769,131
BlackRock Virginia Municipal Bond Trust	41,000	470,270
BNY Mellon Municipal Bond Infrastructure Fund Inc	180,000	2,008,800
BNY Mellon Strategic Municipal Bond Fund Inc	32,630	203,285
BNY Mellon Strategic Municipals Inc	273,100	1,777,881
BrandywineGLOBAL Global Income Opportunities Fund Inc	149,900	1,325,116
Flaherty & Crumrine Preferred and Income Fund	140,108	1,674,291
Flaherty & Crumrine Preferred and Income Opportunity Fund Inc	170,775	1,606,993
Flaherty & Crumrine Preferred and Income Securities Fund	23,907	392,314
Flaherty & Crumrine Total Return Fund	95,300	1,647,737
Franklin Ltd Duration Income Trust	122,579	817,602
Invesco Advantage Municipal Income Trust II	11,023	102,624
Invesco Quality Municipal Income Trust	52,037	543,266
MFS High Income Municipal Trust	73,090	292,725
MFS High Yield Municipal Trust	286,058	1,048,403
MFS Investment Grade Municipal Trust	86,928	714,548
Morgan Stanley Emerging Markets Domestic Debt Fund Inc	361,421	1,821,562
Neuberger Berman Municipal Fund Inc	135,900	1,509,849
Nuveen Arizona Quality Municipal Income Fund	139,990	1,654,682
Nuveen Massachusetts Quality Municipal Income Fund	68,632	801,622
Nuveen Missouri Quality Municipal Income Fund	34,880	384,988
Nuveen Pennsylvania Quality Municipal Income Fund	34,440	434,633
Nuveen Quality Municipal Income Fund	13,593	168,281
Nuveen Variable Rate Preferred & Income Fund	45,244	856,921
PGIM Short Duration High Yield Opportunities Fund	98,000	1,638,560
PIMCO California Municipal Income Fund	71,705	714,182
PIMCO California Municipal Income Fund II	330,000	2,072,400
PIMCO New York Municipal Income Fund	230,000	1,909,000
PIMCO New York Municipal Income Fund II	250,000	1,972,500
PIMCO New York Municipal Income Fund III	143,602	904,693
Putnam Municipal Opportunities Trust	190,000	2,071,000
RiverNorth/DoubleLine Strategic Opportunity Fund Inc	195,000	1,769,625
Templeton Emerging Markets Income Fund	180,541	1,052,554
Virtus Global Multi-Sector Income Fund	77,022	623,493
Western Asset Emerging Markets Debt Fund Inc	23,226	236,441
Western Asset Inflation-Linked Income Fund	53,254	455,322
Western Asset Inflation-Linked Opportunities & Income Fund	230,000	2,033,200
Western Asset Intermediate Muni Fund Inc	4,147	34,005
Western Asset Managed Municipals Fund Inc	29,650	321,406
Total Closed-End Funds (Cost $43,904,875)		47,643,180

Matisse Discounted Bond CEF Strategy

Schedule of Investments (unaudited) (continued)

As of September 30, 2024

	Shares	Value
Short-Term Investment - 30.77%
Fidelity Treasury Portfolio, 4.83%(b) (Cost $21,729,323)		$21,729,323

Investments, at Value (Cost $65,634,198) - 98.25%		69,372,503
Other Assets Less Liabilities - 1.75%		1,234,978
Net Assets - 100.00%		$70,607,481

(a)	Represents 7-day effective yield as of September 30, 2024
(b)	Each underlying fund’s shareholder report and registration statement are available free of charge on the SEC’s website at https://www.sec.gov.

Statement of Assets and Liabilities (unaudited)

As of September 30, 2024

	Matisse Discounted Closed-End Fund Strategy	Matisse Discounted Bond CEF Strategy
Assets:
Investments, at value	$48,175,736	$69,372,503
Receivable for investments sold	—	1,007,819
Dividends receivable	5,018	177,585
Interest receivable	5,664	73,979
Fund shares sold receivable	16,927	26,257
Prepaid expenses	12,125	10,564
Total assets	48,215,470	70,668,707
Liabilities:
Fund shares purchased payable	5,499	11,005
Accrued expenses:
Advisory Fees	38,074	36,947
Professional fees	12,605	5,220
Administration fees	820	1,057
Transfer agent fees	551	49
Trustee fees	3,649	975
Compliance fees	1,908	710
Operational expenses	19,425	5,263
Total liabilities	82,531	61,226
Total Net Assets	$48,132,939	$70,607,481
Net Assets Consist of:
Paid in capital	$45,496,399	$68,655,839
Accumulated earnings	2,636,540	1,951,642
Total Net Assets	$48,132,939	$70,607,481
Capital Shares Outstanding, no par value
(unlimited authorized shares)	6,821,807	6,393,262
Net Asset Value, Per Share	$7.06	$11.04
Investments, at cost	$46,501,220	$65,634,198

Statement of Operations (unaudited)

For the fiscal period ended September 30, 2024   125     127

	Matisse Discounted Closed-End Fund Strategy	Matisse Discounted Bond CEF Strategy
Investment Income:
Dividends	$1,347,817	$1,677,236
Interest	11,675	194,379
Total Investment Income	1,359,492	1,871,615
Expenses:
Advisory fees (note 2)	226,578	188,812
Interest expenses (note 8)	47,482	—
Administration fees	29,801	33,463
Professional fees	19,935	20,250
Registration and filing expenses	12,293	10,494
Fund accounting fees	19,943	19,879
Transfer agent fees	11,804	11,886
Compliance fees	9,516	9,333
Shareholder fulfillment fees	8,370	8,197
Custody fees	7,697	8,958
Trustee fees and meeting expenses (note 3)	5,490	4,293
Insurance fees	2,196	2,196
Security pricing fees	3,045	3,843
Miscellaneous expenses	2,274	1,205
Total Expenses	406,424	322,809
Fees waived by Advisor (note 2)	(48,529	(37,398)
Net Expenses	357,895	285,411
Net Investment Income	1,001,597	1,586,204
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions	1,265,036	1,322,850
Net change in unrealized depreciation on investments	(1,668,794)	1,955,580
Net Realized and Unrealized Gain (Loss) on Investments	(403,758)	3,278,430
Net Increase in Net Assets Resulting from Operations	$597,839	$4,864,634

Statements of Changes in Net Assets

	Matisse Discounted Closed-End Fund Strategy		Matisse Discounted Bond CEF Strategy
For the fiscal periods ended	September 30, 2024(a)	March 31, 2024	September 30, 2024(a)	March 31, 2024
Operations:
Net investment income	$1,001,597	$822,325	$1,586,204	$2,006,080
Net realized gain (loss) from investment transactions	1,265,036	4,100,985	1,322,850	(1,438,711)
Capital gain distributions from underlying funds	—	5,400	—	—
Net change in unrealized appreciation (depreciation) on investments	(1,668,794)	4,551,490	1,955,580	5,270,577
Net Increase in Net Assets Resulting from Operations	597,839	9,480,200	4,864,634	5,837,946
Distributions to Shareholders:
Distributable Earnings	(1,786,340)	(3,321,936)	(1,948,287)	(2,006,080)
Return of Capital	—	—	—	(1,159,991)
Net Decrease in Net Assets Resulting from Operations	(1,786,340)	(3,321,936)	(1,948,287)	(3,166,071)
Capital Share Transactions:
Shares sold	7,199,776	6,899,684	21,749,387	10,654,715
Reinvested dividends and distributions	4,005,689	2,561,933	5,018,318	3,114,797
Shares repurchased	(8,833,191)	(5,936,347)	(8,964,415)	(5,686,269)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,372,274	3,525,270	17,803,290	8,083,243
Net Increase (Decrease) in Net Assets	1,183,773	9,683,534	20,719,637	10,755,118
Net Assets:
Beginning of Period	46,949,166	37,265,632	49,887,844	39,132,726
End of Period	$48,132,939	$46,949,166	$70,607,481	$49,887,844
Share Information:
Shares sold	1,354,751	1,060,841	2,794,383	1,084,259
Shares from reinvested dividends and distributions	612,111	401,484	497,602	316,909
Shares repurchased	(1,362,147)	(937,727)	(885,712)	(575,025)
Net Increase in Capital Shares	604,715	524,598	2,406,273	826,143

(a)	Unaudited

Statements of Cash Flows (unaudited)

For the fiscal period ended September 30, 2024

	Matisse Discounted Closed-End Fund Strategy	Matisse Discounted Bond CEF Strategy
Cash flow from operating activities
Net Increase in net assets resulting from operations	$597,839	$4,864,634
Adjustments to reconcile net increase (decrease) in net assets resulting from operations:
Purchases of investments in securities	(3,422,585)	(14,921,632)
Net proceeds from short term investments	(3,738,925	(17,714,039)
Proceeds from sale of investments in securities	7,978,093	15,864,501
Proceeds from return of capital dividends
Net realized (gain) loss from investments	(1,265,036)	(1,322,850)
Net change in unrealized appreciation (depreciation) on investments	1,668,794	(1,955,580)
Increase (Decrease) in dividend and interest receivable	108,953	(94,425)
Increase in prepaid expenses	(1,291)	(2,842)
Increase in payable for investments purchased	(245,226)	(593,596)
Decrease in accrued expenses	(21,044)	1,265
Net cash provided by (used in) operating activities	1,659,572	(15,874,564)
Cash flow from proceeds from financing activities
Fund shares sold	7,717,420	21,733,130
Fund shares redeemed	(8,833,191)	(8,964,415)
Distributions paid	2,219,349	3,070,031
Net repayment from margin borrowings	(2,493,526)	—
Net cash provided by (used in) financing activities	(1,389,948)	15,838,746

Net increase (decrease) in cash & cash equivalents	269,624	(35,818)
Cash & Cash Equivalents:
Beginning of year	(269,624)	35,818
End of year	$—	$—

Non-cash flow financing activity
Reinvested dividends and distributions	$4,005,689	$5,018,318
Cash paid during the year for interest expense	47,482	—

Matisse Discounted Closed-End Fund Strategy
Financial Highlights
			March 31,
	September 30, 2024	(g)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$6.96		$5.99	$6.80	$9.09	$6.16	$10.09
Income (Loss) from Investment Operations:
Net investment income (a)	0.15		0.13	0.15	0.01	0.16	0.28
Net realized and unrealized gain (loss) on investments	0.21		1.37	(0.43)	1.16	3.67	(3.19)
Total from Investment Operations	0.36		1.50	(0.28)	1.17	3.83	(2.91)
Less Distributions From:
Net investment income	(0.26)		(0.34)	(0.20)	(0.54)	(0.67)	(0.39)
Capital gains	—		(0.19)	—	(2.92)	(0.23)	(0.63)
Return of capital	—		—	(0.33)	—	—	—
Total Distributions	(0.26)		(0.53)	(0.53)	(3.46)	(0.90)	(1.02)
Net Asset Value, End of Period	$7.06		$6.96	$5.99	$6.80	$9.09	$6.16
Total Return	5.41%		26.15%	(3.66)%	14.29%	64.68%	32.01%
Net Assets, End of Period (in thousands)	$48,133		$46,949	$37,266	$43,069	$324,921	$175,406
Ratios of:
Gross Expenses to Average Net Assets (b)(c)	1.76	%(d)	2.17%	1.92%	1.19%	1.23%	1.66%
Net Expenses to Average Net Assets (b)(c)	1.55	%(d)	1.81%	1.58%	1.19%	1.23%	1.37%
Net Investment Income to Average Net Assets	4.33	%(d)	2.08%	2.41%	0.16%	2.02%	3.04%
Portfolio turnover rate	7.21	%(e)	54.53%	29.50%	33.89%	42.63%	101.38%

(a)	Calculated using the average shares method.
(b)	The expenses of the underlying funds are excluded from the Fund’s expense ratio.
(c)	Includes interest expense of 0.021%, 0.56%, 0.33%, 0.00%(f), 0.02%, and 0.13% for the period ended September 30. 2024 and fiscal years ended March 31, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	Annualized
(e)	Not annualized
(f)	Less than 0.01% per share.
(g)	Unaudited

Matisse Discounted Bond CEF Strategy

Financial Highlights

			March 31,
	September 30, 2024	(h)	2024	2023	2022	2021	(g)
Net Asset Value, Beginning of Period	$10.36		$9.82	$11.29	$12.43	$10.00
Income (Loss) from Investment Operations:
Net investment income (a)	0.30		0.47	0.55	0.32	0.51
Net realized and unrealized gain (loss) on investments	0.75		0.80	(1.29)	(0.39)	2.56
Total from Investment Operations	1.05		1.27	(0.74)	(0.07)	3.07
Less Distributions From:
Net investment income	(0.37)		(0.46)	(0.57)	(0.52)	(0.64)
Capital gains	—		—	(0.09)	(0.55)	—
Return of capital			(0.27)	(0.07)	—	—
Total Distributions	(0.37)		(0.73)	(0.73)	(1.07)	(0.64)
Net Asset Value, End of Period	$11.04		$10.36	$9.82	$11.29	$12.43
Total Return	10.22%		13.54%	(6.27)%	(1.02)%	31.34%
Net Assets, End of Period (in thousands)	$70,607		$49,888	$39,133	$32,185	$24,642
Ratios of:
Gross Expenses to Average Net Assets (b)(c)	1.17	%(d)	1.64%	1.54%	1.38%	2.00	%(d)
Net Expenses to Average Net Assets (b)(c)	1.03	%(d)	1.33%	1.26%	0.99%	1.00	%(d)
Net Investment Income to Average Net Assets	5.73	%(d)	4.74%	5.49%	2.56%	4.71	%(d)
Portfolio turnover rate	31.49	%(e)	53.67%	57.99%	70.40%	37.27	%(e)

(a)	Calculated using the average shares method.
(b)	The expenses of the underlying funds are excluded from the Fund’s expense ratio.
(c)	Includes interest expense of 0.00%, 0.34%, 0.27%, 0.00%(f), and 0.01% for the period ended September 30. 2024 and fiscal years ended March 31 2024, 2023, 2022, and 2021, respectively.
(d)	Annualized
(e)	Not annualized
(f)	Less than 0.01% per share.
(g)	For the period April 30, 2020 (Date of Initial Public Investment) through March 31, 2021.
(h)	Unaudited

Notes to Financial Statements (unaudited)

As of September 30, 2024

1.	Organization and Significant Accounting Policies

The Matisse Funds (the “Funds”) are series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. Each Fund is a separate diversified series of the Trust.

Deschutes Portfolio Strategy, LLC, dba Matisse Capital, (the “Advisor”) is the investment advisor for each Fund.

The Matisse Discounted Closed-End Fund Strategy Fund seeks to achieve the Fund’s investment objective of long-term capital appreciation and income by investing in unaffiliated closed-end funds that typically trade at substantial discounts relative to their underlying net asset values and pay regular periodic cash distributions. The closed-end funds in the Fund’s portfolio can invest in a variety of asset classes, including both equity and fixed income securities. The Fund will invest, under normal circumstances, at least 80% of net assets, plus borrowings, for investment purposes, in discounted closed-end funds.

The Matisse Discounted Bond CEF Strategy Fund seeks to achieve the Fund’s investment objective of total return with an emphasis on providing current income by principally investing in unaffiliated closed-end funds that are registered under the Investment Company Act of 1940. The closed-end funds in the Fund’s portfolio invest primarily in bonds, trade at substantial discounts relative to their underlying net asset values, and pay regular periodic cash distributions. The Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowing for investment purposes, in discounted closed-end funds that primarily invest in bonds.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation

Each Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their respective net asset values as reported by such investment companies. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Value Measurement

Each Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the funds have the ability to access.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.
Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the funds’ own data.

Notes to Financial Statements (unaudited)

As of September 30, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In accordance with the Trust’s valuation policies and procedures and pursuant to Rule 2a-5 under the 1940 Act, the Board has appointed the Advisor as the valuation designee (the “Valuation Designee”). The Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2024, for each Fund’s assets measured at fair value:

Matisse Discounted Closed-End Fund Strategy

	Total	Level 1	Level 2	Level 3 (a)
Assets
Closed-End Funds	$46,379,728	$46,379,728	$—	$—
Short-Term Investment	1,796,008	1,796,008	—	—
Total Assets	$46,379,728	$46,379,728	$—	$—

Matisse Discounted Bond CEF Strategy

	Total	Level 1	Level 2	Level 3 (a)
Assets
Closed-End Funds	$47,643,180	$47,643,180	$—	$—
Short-Term Investment	21,729,323	21,729,323	—	—
Total Assets	$69,372,503	$69,372,503	$—	$—

(a)	The Fund had no Level 3 securities during the fiscal year ended September 30, 2024.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

Each Fund may declare and distribute dividends from net investment income, if any, quarterly. Distributions from capital gains, if any, are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)

As of September 30, 2024

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise continue to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by each Fund will vary.

2.	Transactions with Related Parties and Service Providers

Advisor

Each Fund pays a monthly advisory fee to the Advisor, based upon the average daily net assets and calculated at an annual rate.

See the table below for the advisory fee rates and amounts earned by the Advisor from each Fund during period ended September 30, 2024:

Fund	Advisory Fee Rate		Amount Earned	Amount Waived by Advisor	Expenses Reimbursed by Advisor
Matisse Discounted Closed-End Fund Strategy Fund	0.99%		$226,578	$48,529	$—
Matisse Discounted Bond CEF Strategy Fund	0.70%	%	188,812	37,398	—

(a)   Waivers and expense reimbursements are not subject to recoupment.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of each Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in amounts that limit each Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of each Fund officers and Trustees and contractual indemnification of each Fund service providers (other than the Advisor)) to not more than the following percentages of the average daily net assets of each Fund. The Expense Limitation Agreement terminated August 1, 2024.

Fund	Expenses Limitation
Matisse Discounted Closed-End Fund Strategy Fund	1.25%
Matisse Discounted Bond CEF Strategy Fund	0.99%

3.	Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Funds. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) will receive $2,400 per series per year plus $400 for each quarterly meeting, $200 for each Committee meeting held outside of the quarterly Board meetings, and $1,000 per special meeting. The Trust reimburses each Independent Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings. Additional fees were incurred during the period as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator and receive no compensation from the Trust for serving as officers.

4.	Purchases and Sales of Investment Securities

For the fiscal year ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities
Matisse Discounted Closed-End Fund Strategy Fund	$3,422,585	$7,978,093	$—	$—
Matisse Discounted Bond CEF Strategy Fund	14,921,632	15,864,501	—	—

Notes to Financial Statements (unaudited)

As of September 30, 2024

5.	Risks
	Matisse Discounted Closed-End Fund Strategy	Matisse Discounted Bond CEF Strategy
Closed-End Fund Risk	X	X
Control of Closed-End Funds Risk	X	X
Convertible Securities Risk		X
Credit Risk		X
Cybersecurity Risk	X	X
Derivatives Risk		X
Equity Securities Risk	X	X
Fixed Income Securities Risk	X	X
Foreign Securities Risk	X	X
Fund of Funds Risk	X	X
General Investment Risks	X	X
Interest Rate Risk		X
Investment Risk	X	X
Investment Advisor Risk	X	X
Junk Bond Risk		X
Leverage Risk	X	X
Loans Risk	X	X
Management Style Risk	X	X
Market Risk	X	X
Money Market Mutual Fund Risk	X	X
Prepayment Risk		X
Quantitative Model Risk	X	X

Closed-End Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. First, the shares of closed-end funds frequently trade at a premium or discount relative to their net asset value. When the Fund purchases shares of a closed-end fund at a discount to its net asset value, there can be no assurance that the discount will decrease, and it is possible that the discount may increase and affect whether the Fund will a realize gain or loss on the investment. Second, many closed-end funds use leverage, or borrowed money, to try to increase returns. Leverage is a speculative technique and its use by a closed-end fund entails greater risk and leads to a more volatile share price. If a close-end fund uses leverage, increases and decreases in the value of its share price will be magnified. The closed-end fund will also have to pay interest or dividends on its leverage, reducing the closed-end fund’s return. Third, many closed-end funds have a policy of distributing a fixed percentage of net assets regardless of the fund’s actual interest income and capital gains. Consequently, distributions by a closed-end fund may include a return of capital, which would reduce the fund’s net asset value and its earnings capacity. Finally, closed-end funds are allowed to invest in a greater amount of illiquid securities than open-end mutual funds. Investments in illiquid securities pose risks related to uncertainty in valuations, volatile market prices, and limitations on resale that may have an adverse effect on the ability of the fund to dispose of the securities promptly or at reasonable prices.

Notes to Financial Statements (unaudited)

As of September 30, 2024

Control of Closed-End Funds Risk. Although the Fund and the Advisor will evaluate regularly each closed-end fund in which the Fund invests to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a closed-end fund. The investment advisor to each closed-end fund may change aspects of its investment strategies at any time. The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a closed-end fund.

Convertible Securities Risk. Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. The risks of fixed income securities and equity securities are described below. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Credit Risk. Credit risk is the possibility that an issuer may default on a security by failing to pay interest or principal when due. If an issuer defaults, a closed-end fund will lose money. Many fixed income securities receive credit ratings from NRSROs, which assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Derivatives Risk. The closed-end funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index. The closed-end fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the closed-end fund’s investment advisor and may not be available at the time or price desired. The closed-end funds’ use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to a derivative instrument becomes insolvent, the closed-end fund potentially could lose all or a large portion of its investment in the derivative instrument. Derivatives transactions can create investment leverage and may be highly volatile, and the closed-end fund could lose more than the amount it invests. In addition, derivatives transactions can increase the closed-end fund’s transaction costs. Derivatives may be difficult to value and highly illiquid, and the closed-end fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivative positions may also be improperly executed or constructed. Use of derivatives may affect the amount the timing and the character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

When a closed-end fund enters into a derivatives transaction as a substitute for or alternative to a direct cash investment, the closed-end fund is exposed to the risk that the derivative transaction may not provide a return that corresponds precisely or at all with that of the underlying investment.

The regulation of the derivatives markets has increased over the past several years and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse developments could impair the effectiveness of a closed-end fund’s derivatives transactions and cause a closed-end fund to lose value. For instance, in December 2015, the SEC proposed a new rule that would change the regulation of the use of derivatives by registered investment companies. If adopted as proposed, these regulations could significantly limit or impact a closed-end fund’s ability to invest in derivatives and other instruments, limit a closed-end fund’s ability to employ certain strategies that use derivatives, and adversely affect a closed-end fund’s performance, efficiency in implementing its strategy, liquidity and ability to pursue its investment objective.

Notes to Financial Statements (unaudited)

As of September 30, 2024

Equity Securities Risk. Fluctuations in the value of equity securities will cause the NAV of the Fund to fluctuate. Equity securities may decline in price if the issuer fails to make anticipated dividend payments. Common stock is subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, equity securities have experienced significantly more volatility in returns than other asset classes.

○ Preferred Stock Risks. Generally, preferred stockholders have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock will be subject to greater credit risk than debt instruments of an issuer and could be subject to interest rate risk like fixed income securities, as described below. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if dividends have accrued) and may suspend payment of dividends on preferred stock at any time. There is also a risk that the issuer will default and fail to make scheduled dividend payments on the preferred stock held by the closed-end funds.

Fixed-Income Securities Risk.  Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. When the closed-end fund invests in fixed income securities the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause the Fund’s share price to fluctuate or decline more than other types of investments.

Foreign Securities Risk. The Fund may invest in foreign securities. Foreign securities involve investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund than investments in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

○	ADR Risk. ADRs may be subject to some of the same risks as direct investments in foreign companies, which includes international trade, currency, political, regulator, and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Fund of Funds Risk. The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including closed-end funds and money market mutual funds. Investments in other funds subject the Fund to additional operating and management fees and expenses. For instance, investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund’s performance depends in part upon the performance of the funds’ investment advisor, the strategies and instruments used by the funds, and the Advisor’s ability to select funds and effectively allocate Fund assets among them.

General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund’s investment program will be successful.  Investors should carefully review the descriptions of the Fund’s investments and their risks described in this prospectus and the Fund’s Statement of Additional Information.

Notes to Financial Statements (unaudited)

As of September 30, 2024

Interest Rate Risk. Interest rate risk is the risk that fixed income prices overall will decline over short or even long periods of time due to rising interest rates. Securities with longer maturities and durations tend to be more sensitive to interest rates than securities with shorter maturities and durations. For example, (a) if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity and (b) the price of a portfolio with a duration of 5 years would be expected to fall approximately 5.0% if interest rates rose by 1.0% and a portfolio with a duration of 2 years would be expected to fall approximately 2.0% if interest rates rose by 1.0%.

Investment Risk. The value of the Fund’s investments, like other market investments, may move up or down, sometimes rapidly and unpredictably. All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of many securities, and this volatility may continue, and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence, and market liquidity.

Major public health issues, such as COVID-19, have at times, and may in the future impact the Fund. The COVID-19 pandemic caused substantial market volatility and global business disruption and impacted the global economy in significant and unforeseen ways. Any public health emergency, including the COVID-19 pandemic or any outbreak of other existing or new epidemic diseases or the threat thereof, and the resulting financial and economic market uncertainty, could have a material adverse impact on the Fund or its investments. Moreover, changes in interest rates, travel advisories, quarantines and restrictions, disrupted supply chains and industries, impact on labor markets, reduced liquidity or a slowdown in U.S. or global economic conditions resulting from a future public health crisis may also adversely affect the Fund or its investments. COVID-19, or any other health crisis and the current or any resulting financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, make share repurchases and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor, or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, the Fund’s share price may decrease, and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce a closed-end fund’s ability to sell its bonds (liquidity risk). The lack of a liquid market for these bonds could decrease the Fund’s share price.

Leverage Risk. The Fund may leverage or borrow money from banks to buy securities and pledge its assets in connection with the borrowing. Use of leverage tends to magnify increases and decreases in the Fund’s returns and leads to a more volatile share price. The Fund will also incur borrowing costs in connection with its use of leverage. If the interest expense of the borrowing is greater than the return on the securities bought, the use of leverage will decrease the return to shareholders in the Fund. Leveraging by both the Fund and the underlying closed-end funds, which often employ leverage, will expose the Fund to a relatively high level of leverage risk. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Notes to Financial Statements (unaudited)

As of September 30, 2024

Loans Risk. Investments in loans may subject the Fund to heightened credit risks because loans may be highly leveraged and susceptible to the risks of interest deferral, default and/or bankruptcy. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a collateralized loan may decline in value or become illiquid, which would adversely affect the loan’s value. Unlike the securities markets, there is no central clearinghouse for loan trades and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods.

Management Style Risk. Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions. The returns from the types of investments purchased by the Fund (e.g., closed-end funds which pay regular periodic cash distributions) may at times be better or worse than the returns from other types of funds. Each type of investment tends to go through cycles of performing better or worse than the market in general. The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Money Market Mutual Fund Risk. The Fund may invest in money market mutual funds in order to manage its cash component. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Prepayment Risk.  Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. Prepayment may shorten the effective maturities of these securities, reducing their yield and market value. The prepayment of principal can adversely affect the return of the closed-end fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Quantitative Model Risk. Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed each Fund’s tax positions during the year ended March 31, 2023 and determined that the Fund does not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

At September 30, 2024 the tax-basis cost of investments and components of distributable earnings were as follows:

	Matisse Discounted Closed-End Fund Strategy	Matisse Discounted Bond CEF Strategy
Cost of Investments	$42,619,030	$47,323,395

Gross Unrealized Appreciation	2,077,784	301,789
Gross Unrealized Depreciation	(5,744,765)	(7,224,969)
Net Unrealized Appreciation (Depreciation)	$(3,666,981)	$(6,923,181)

Notes to Financial Statements (unaudited)

As of September 30, 2024

7.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2024, Charles Schwab held 73.79% of the Matisse Discounted Closed-End Fund Strategy Fund. As of September 30, 2024, Charles Schwab held 73.50% and Mr. Marvin Laporte held 6.02% of the Matisse Discounted Bond CEF Strategy Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

9.	Borrowings

The Matisse Discounted Closed-End Fund Strategy Fund established a borrowing agreement with Interactive Brokers LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.

Interest is based on the Federal Funds rate plus 1.57% on the first $100,000, the Federal Funds rate plus 1.07% on the next $900,000, the Federal Funds rate plus 0.75% on balances between $1,000,000 and $3,000,000, and the Federal Funds rate plus 0.75% on balances greater than $3,000,000. For the Matisse Discounted Closed-End Fund Strategy Fund the average borrowing during the fiscal period ended September 30, 2023, was $2,774,059, and the average interest rate during the same period was 6.41%.

Interest expense is charged directly to the Funds based upon actual amounts borrowed by each Fund. The Matisse Discounted Closed-End Fund Strategy Fund and Matisse Discounted Bond CEF Strategy Fund had no borrowings as of the fiscal period ended September 30, 2023. Total interest expense for the fiscal period was $47,482 of the Matisse Discounted Closed-End Fund Strategy Fund as reflected in the Statement of Operations.

10.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Tax Information (unaudited)

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Funds’ fiscal period ended September 30, 2024.

The Funds had the following distribution information for the fiscal period ended September 30, 2024:

Ordinary Income
Matisse Discounted Closed-End Fund Strategy	$1,786,340
Matisse Discounted Bond CEF Strategy	1,948,287

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in early 2025, to determine the calendar year amounts to be included in their 2024 tax returns. Shareholders should consult a tax advisor regarding the tax consequences of investments in the Funds.

Changes In and Disagreements with Accountants (unaudited)

On January 30, 2024, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm for the Matisse Discounted Closed-End Fund Strategy and the Matisse Discounted Bond CEF Strategy (the “Funds”). At a meeting held on March 7, 2024, based on the recommendation and approval of the Audit Committee, the Board of Trustees approved the appointment of Tait, Weller & Baker, LLP (“Tait Weller”) as the Funds’ independent registered public accounting firm for the fiscal year ending March 31, 2024.

Cohen’s audit report on the Funds’ financial statements for the fiscal year ended March 31, 2023 did not contain any adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principles.

During the fiscal year ended March 31, 2023 and for the interim period ended January 30, 2024, there were no disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.

The registrant requested that Cohen furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter was previously filed as an exhibit to Form N-CSR.

During the fiscal periods ended March 31, 2022, March 31, 2023, and for the interim period ended March 7, 2024, neither the Funds, nor anyone on the Funds’ behalf, consulted with Tait Weller with respect to: (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might have been rendered on the Funds’ financial statements, and no written report or oral advice was provided that Tait Weller concluded was an important factor considered by the Funds in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) any matter that was either the subject of a “disagreement” (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) or a “reportable event” (as defined in Item 304(a)(1)(v) of Regulation S-K).

Matters Submitted for Shareholder Vote (unaudited)

Not applicable

Remuneration Paid to Directors, Officers and Others (unaudited)

Refer to the information in the financial statements.

Approval of Investment Advisory Agreements (unaudited)

In connection with the regular Board meeting held on March 7, 2024, the Board, including a majority of the Independent Trustees, discussed the approval of the continuation of the existing investment advisory agreements between the Trust and the Advisor, with respect to the Funds (the “Existing Investment Advisory Agreements”). The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Existing Investment Advisory Agreements and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Existing Investment Advisory Agreements. In connection with their deliberations regarding approval of the Existing Investment Advisory Agreements, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the renewal of the Existing Investment Advisory Agreements, the Trustees considered numerous factors, including:

(i)	Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Advisor under the Existing Investment Advisory Agreements. The Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since the Advisor began managing the Funds (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Funds’ investment objectives, policies and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow the Funds’ assets, and assist in the distribution of the Funds’ shares (although no portion of the investment advisory fee was targeted to pay distribution expenses). The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; compliance program; and financial condition.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

(ii)	Performance. The Trustees compared the performance of the Funds with the performance of comparable funds with similar strategies managed by other investment advisers, applicable peer group data (e.g., Morningstar/Lipper peer group average), and the respective benchmarks of the Funds. The Trustees also considered the consistency of the Advisor’s management of the Funds with each Fund’s investment objective, policies, and limitations. The Trustees noted that the Matisse Discounted Closed-End Fund Strategy outperformed the peer group and category averages for all periods show, The Trustees noted that the Matisse Discounted Bond CEF Strategy also outperformed the peer group and category averages for all periods shown.

After reviewing the investment performance of each Fund, the Advisor’s experience managing the Funds, the historical investment performance, and other factors, the Board concluded that the investment performance of the Funds and the Advisor was satisfactory.

(iii)	Fees and Expenses. The Trustees noted the management fees for the Funds under each of the Existing Investment Advisory Agreements. The Trustees noted that the management fee for each Fund was higher than the average of the peer group and category. The Trustees noted that the Advisor had indicated the fees were higher due primarily to the small size of each Fund relative to the funds within the peer group and category. The Trustees considered the Advisor’s unique research and investment process in evaluating the reasonableness of its management fee. Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)	Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the Funds over the past twelve months. The Board noted that the Advisor did not realize a profit from the Funds for the 12-month period ended December 31, 2023. The Board considered the quality of the Advisor’s service to the Funds, and after further discussion, concluded that the Advisor’s level of profitability was not excessive.

(v)	Economies of Scale. In this regard, the Trustees reviewed the Funds’ operational history and noted that the size of the Funds had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Funds’ fee arrangements for breakpoints or other provisions that would allow the Funds’ shareholders to benefit from economies of scale in the future as the Funds grow. The Trustees determined that the maximum management fee would stay the same regardless of the Funds’ asset levels but noted the Advisor’s willingness to consider breakpoints in the future as assets grow.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Existing Investment Advisory Agreements and as assisted by the advice of legal counsel, the Trustees concluded that renewal of the Existing Investment Advisory Agreements was fair and reasonable and in the best interest of the shareholders of the Funds.

ITEM 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On January 30, 2024, Cohen & Company, Ltd. (“Cohen”) was dismissed as the independent registered public accounting firm for the Matisse Discounted Closed-End Fund Strategy and Matisse Discounted Bond CEF Strategy (the “Funds”). At a meeting held on March 7, 2024, based on the recommendation and approval of the Audit Committee, the Audit Committee of the Board of Trustees approved the appointment of Tait, Weller & Baker, LLP (“Tait Weller”) as the Funds’ independent registered public accounting firm for the fiscal year ending September 30, 2024.

Cohen’s audit reports on the Funds’ financial statements for the fiscal years ended March 31, 2022 and March 31,2023, did not contain any adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope, or accounting principles.

During the fiscal year ended March 31, 2023 and for the interim period ended January 30, 2024, there were no disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.

The registrant requested that Cohen furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter was previously filed as an exhibit to Form N-CSR.

During the fiscal periods ended March 31, 2022, March 31, 2023, and for the interim period ended March 7, 2024, neither the Funds, nor anyone on the Funds’ behalf, consulted with Tait Weller with respect to: (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might have been rendered on the Funds’ financial statements, and no written report or oral advice was provided that Tait Weller concluded was an important factor considered by the Funds in reaching a decision as to any accounting, auditing, or financial reporting issue; or (ii) any matter that was either the subject of a “disagreement” (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) or a “reportable event” (as defined in Item 304(a)(1)(v) of Regulation S-K).

ITEM 9.	Proxy Disclosure For Open-End Management Investment Companies.

Not applicable.

ITEM 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

ITEM 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

ITEM 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

ITEM 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

ITEM 15.	Submission of Matters to a Vote of Security Holders.

None.

ITEM 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.
(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(4)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

Date: December 4, 2024	By:	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 4, 2024	By:	Katherine M. Honey President and Principal Executive Officer

Date: December 4, 2024	By:	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer